Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Year-End Spot Rate : US$1 Exchange Rate=RMB [Member]
Foreign currency exchange rate, translation	6.5326	7.0721	6.9680
Year-End Spot Rate : US$1 Exchange Rate= JPY [Member]
Foreign currency exchange rate, translation	103.2	107.5	108.6
Average Rate US$1=RMB [Member]
Foreign currency exchange rate, translation	6.7715	7.0323	7.0289
Average Rate US$1=JPY [Member]
Foreign currency exchange rate, translation	105.3	107.5	108.0